Segment information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Items not included in segment depreciation and amortization:
All other operating segment	$ 168	$ 172	$ 194
Cost centers	89	77	97
Other	(15)	35	(8)
Total depreciation and amortization	2,813	2,527	2,296
Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	2,571	2,243	2,013
Machinery and Power Systems
Items not included in segment depreciation and amortization:
All other operating segment	168	172	194
Cost centers	89	77	97
Other	(38)	20	(16)
Total depreciation and amortization	2,082	1,802	1,573
Machinery and Power Systems | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	1,863	1,533	1,298
Financial Products
Items not included in segment depreciation and amortization:
All other operating segment	0	0	0
Cost centers	0	0	0
Other	23	15	8
Total depreciation and amortization	731	725	723
Financial Products | Reportable segments
Items not included in segment depreciation and amortization:
Total depreciation and amortization	$ 708	$ 710	$ 715